PSG TACTICAL GROWTH FUND
Investment Objective
The Fund seeks total return from income and capital appreciation with an emphasis on absolute return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PSG TACTICAL GROWTH FUND
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Dividends on Securities Sold Short	0.58%
Remaining Other Expenses	0.40%
Other Expenses	0.98%
Acquired Fund Fees and Expenses	0.32%	[1]
Total Annual Fund Operating Expenses	2.80%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
PSG TACTICAL GROWTH FUND | USD ($)	283	868	1,479	3,128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.31% of the average value of its portfolio.

Principal Investment Strategies

The Fund's adviser seeks to achieve the Fund's investment objective by selecting investments based upon their income or long term growth potential. Consistent with the Fund’s investment objective, the adviser may invest across a global spectrum of asset classes and security types using an active strategy. The adviser may also employ risk management strategies to enhance the likelihood of achieving absolute returns (positive returns regardless of market returns). The adviser's strategy employs top down macro economic, fundamental and technical analysis. The adviser assesses macro-economic conditions by analyzing domestic and foreign economic growth rates, sector and industry forecasts, interest rate levels and valuations of asset classes (historical vs. current). The adviser assesses company-specific fundamentals by analyzing growth rates, business model, competitive position and relative valuation (e.g. price-to-earnings ratio). Additionally, the adviser assesses technical conditions by analyzing market-wide or security-specific historical price and volume data.

The adviser may, when consistent with the Fund’s investment objective, seek to hedge market or security specific risk. This may include a defensive position where the adviser invests up to 100% of Fund assets in cash and cash equivalents. The adviser may also manage risk by hedging portfolio risks or security-specific risks using options, futures or inverse exchange-traded funds ("ETFs") when it believes conditions are unfavorable. Additionally, the adviser may sell securities short; i.e., sell a security the Fund does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

The adviser may allocate the Fund’s investments among different types of securities in different proportions at different times. The adviser selects asset classes and securities from the following types:

•	Common and preferred stocks of domestic and foreign companies (including "ADRs")
•	Real estate investment trusts ("REITs")
•	Government bonds (US and foreign, including Treasury-Inflation Protected Securities ("TIPs"))
•	Corporate bonds of domestic and foreign companies
•	ETFs, closed-end funds and mutual funds that invest in the securities above
•	Foreign currency-linked bonds or ETFs
•	Commodity-linked ETFs
•	Futures, put and call options
•	Specialty ETFs such as inverse, ultrashort or ultralong ETFs

The Fund will invest without restriction as to issuer capitalization, sector, country (including emerging markets), currency, credit quality or maturity, whether held directly or through Underlying Funds. Investments in fixed income securities may include non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds.

When the adviser believes equity prices will decline, in general, or certain segments will decline, it will diversify investments among asset classes such as fixed income, commodity-linked securities and cash equivalents that it believes will be risk-mitigating when combined with the Fund's equity securities. However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

At a security specific level, the adviser buys investments that it believes are undervalued relative to their growth prospects or represent segments that are undervalued relative to their growth prospects and sells them when it believes they have reached their target price or more attractive investments are available. The adviser buys and sells derivatives to manage risk when it believes market conditions are unfavorable.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply directly to the Fund and indirectly through Underlying Funds.

•	Commodity Risk: Investing in the commodities markets through commodity-linked ETFs or other securities will subject the Fund to potentially greater volatility than investments in traditional securities. Commodity prices will be influenced by unfavorable weather, disease, geologic and environmental factors as well as changes in government regulation.
•	Derivatives Risk: The use of futures and options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk. Long options positions may expire worthless and written options may expose the Fund to significant losses.
•	Fixed Income Risk: A rise in interest rates causes a decline in the value of fixed income securities. The credit quality and value of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments.
•	Foreign Currency Risk: The Fund's investments in foreign currency denominated securities exposes the Fund to adverse changes in exchange rates.
•	Foreign Investment Risk: Investments in foreign markets exposes the Fund to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. These risks are typically amplified in emerging markets.
•	Inverse Risk: The Fund engages in hedging strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds. These risks are more pronounced in ultrashort inverse ETFs and other Underlying Funds that employ leverage.
•	Junk Bond Risk: Lower-quality bonds, known as junk bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.
•	Management Risk: The adviser's dependence on its asset allocation models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall securities market risks affect the value of individual securities and Underlying Funds in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities and derivatives markets.
•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•	REIT Risk. A REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management.
•	Short Position Risk. The Fund will incur a loss as a result of a short position, whether through a short sale or an inverse ETF, if the price of the short position instrument increases in value between the date of the short sale and the date on which an offsetting position is purchased; or if the index to which an inverse ETF is linked rises. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or index. The Fund's losses are potentially significant in a short position transaction.
•	Small and Medium Capitalization Stock Risk. The value small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
•	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.
•	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
•	Underlying Funds Risk: ETFs, mutual funds and closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value. Underlying Funds are subject to specific risks, depending on the nature of the fund. Underlying Funds may also employ leverage such that their returns are more than one times that of their benchmark which will amply losses suffered by the Fund when compared to unleveraged investments.

Performance

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.psgfunds.com or by calling 1-855-866-9825.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter: June 30, 2014 3.64% Worst Quarter: September 30, 2015 (10.30)% For the period January 1, 2017 through June 30, 2017, the Fund returned 2.86%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - PSG TACTICAL GROWTH FUND	1 Year	Since Inception	Inception Date
PSG TACTICAL GROWTH FUND	2.99%	(0.60%)	May 01, 2012
PSG TACTICAL GROWTH FUND | After Taxes on Distributions	2.73%	(0.86%)	May 01, 2012
PSG TACTICAL GROWTH FUND | After Taxes on Distributions and Sales	1.69%	(0.57%)	May 01, 2012
HFRX Absolute Return Index (reflects no deduction for fees, expenses or taxes)	0.31%	1.74%	May 01, 2012

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.